Commitments and Contingencies - Schedule of Future Minimum Annual Rental Payments Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 43,148
2014	37,350
2015	32,943
2016	30,935
2017	27,449
Thereafter	62,496
Future minimum annual rent, total	$ 234,321